Subsequent Events (Details) - Part-1 - USD ($) $ / shares in Units, $ in Millions																												1 Months Ended			3 Months Ended	12 Months Ended
	Jun. 26, 2024	Jun. 20, 2024	Jun. 11, 2024	Jun. 07, 2024	Jun. 06, 2024	Jun. 04, 2024	May 27, 2024	May 24, 2024	May 09, 2024	May 06, 2024	May 02, 2024	May 01, 2024	Apr. 30, 2024	Apr. 28, 2024	Apr. 25, 2024	Apr. 17, 2024	Apr. 05, 2024	Apr. 01, 2024	Mar. 26, 2024	Mar. 21, 2024	Feb. 27, 2024	Feb. 21, 2024	Feb. 09, 2024	Feb. 02, 2024	Jan. 19, 2024	Jan. 11, 2024	Jan. 02, 2024	Apr. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2024	Dec. 31, 2023	May 07, 2024	Apr. 08, 2024	Mar. 31, 2023
Subsequent Events (Details) - Part-1 [Line Items]
Convertible promissory note agreement percentage																													12.00%		12.00%	12.00%			12.00%
Warrants issued (in Shares)																													7,334		7,334
Convertible 12% Promissory Notes [Member]
Subsequent Events (Details) - Part-1 [Line Items]
Convertible promissory note agreement percentage																													12.00%		12.00%
Shares of common stock (in Shares)																													500,000
Promissory note aggregate payment																				$ 0.4
Discount																													$ 0.1		$ 0.1
Common stock conversion price (in Dollars per share)																													$ 2		$ 2
First Tranche [Member]
Subsequent Events (Details) - Part-1 [Line Items]
Proceeds from warrant investors, warrant amendment option																							$ 0.3
Second Tranche [Member]
Subsequent Events (Details) - Part-1 [Line Items]
Proceeds from warrant investors, warrant amendment option																							$ 0.3
Related Party [Member]
Subsequent Events (Details) - Part-1 [Line Items]
Term																																1 year
Convertible Debt [Member]
Subsequent Events (Details) - Part-1 [Line Items]
Term																															3 years
Convertible Debt [Member] | Convertible 12% Promissory Notes [Member]
Subsequent Events (Details) - Part-1 [Line Items]
Convertible promissory note agreement percentage																													12.00%		12.00%
Promissory note aggregate payment																			$ 0.4
Line of Credit [Member] | Revolving Credit Facility [Member] | Commercial Bank Credit Facility [Member]
Subsequent Events (Details) - Part-1 [Line Items]
Convertible promissory note agreement percentage																														7.50%
Term																														1 year
Revolving line of credit																														$ 5.0
Subsequent Event [Member]
Subsequent Events (Details) - Part-1 [Line Items]
Prepayment shortfall vaue																						$ 0.2			$ 0.3	$ 0.5	$ 0.5
Exchange payment																						$ 0.2		$ 0.5	$ 0.3	$ 0.5
Prepayment rate																									20.00%
Initial price ceiling (in Dollars per share)																									$ 10.44
Divided by days																							5 days
Promissory note aggregate payment															$ 0.1													$ 0.5
Debt Instrument, Repaid, Principal																			$ 0.1
Subsequent Event [Member] | Convertible 12% Promissory Notes [Member]
Subsequent Events (Details) - Part-1 [Line Items]
Convertible promissory note agreement percentage																																		12.00%
Promissory note aggregate payment									$ 0.8
Debt convertible rate											12.00%
Subsequent Event [Member] | FPA Investor [Member] | Convertible 12% Promissory Notes [Member]
Subsequent Events (Details) - Part-1 [Line Items]
Convertible promissory note agreement percentage																		12.00%
Subsequent Event [Member] | Two FPA Investors [Member] | Convertible 12% Promissory Notes [Member]
Subsequent Events (Details) - Part-1 [Line Items]
Convertible promissory note agreement percentage														12.00%
Subsequent Event [Member] | First Tranche [Member]
Subsequent Events (Details) - Part-1 [Line Items]
Proceeds from warrant investors, warrant amendment option																							$ 0.3
Subsequent Event [Member] | Second Tranche [Member]
Subsequent Events (Details) - Part-1 [Line Items]
Proceeds from warrant investors, warrant amendment option																							$ 0.3
Subsequent Event [Member] | Convertible Debt [Member]
Subsequent Events (Details) - Part-1 [Line Items]
Convertible promissory note agreement percentage																			12.00%	12.00%
Promissory note agreement																			$ 0.3	$ 0.3
Term																			1 year	1 year
Issued discount																			10.00%	10.00%
Shares of common stock (in Shares)																			330,000	330,000
Initial exercise price (in Dollars per share)																			$ 2	$ 2
Subsequent Event [Member] | Convertible Debt [Member] | Convertible 12% Promissory Notes [Member]
Subsequent Events (Details) - Part-1 [Line Items]
Convertible promissory note agreement percentage									12.00%				12.00%					12.00%										12.00%						12.00%
Promissory note agreement													$ 0.2					$ 0.3										$ 0.2
Term													1 year					1 year
Issued discount																		10.00%
Shares of common stock (in Shares)													125,000					250,000
Shares of common stock (in Shares)													165,000					330,000										165,000
Initial exercise price (in Dollars per share)													$ 2					$ 2										$ 2
Promissory note aggregate payment									$ 0.4
Discount													$ 0.1															$ 0.1
Subsequent Event [Member] | Convertible Debt [Member] | Convertible Secured Promissory Note [Member]
Subsequent Events (Details) - Part-1 [Line Items]
Divided by days																	5 days
Convertible promissory note agreement percentage																	2.90%
Promissory note agreement																	$ 5.0
Initial exercise price (in Dollars per share)																	$ 2
Warrants issued (in Shares)																	1,000,000
Convertible promissory note issued																	2
Common stock conversion price (in Dollars per share)																	$ 2
Shares of common stock (in Shares)																	833,333,000,000
Shares equal divided																	$ 2.5
Subsequent Event [Member] | Convertible Debt [Member] | FPA Investor [Member]
Subsequent Events (Details) - Part-1 [Line Items]
Convertible promissory note agreement percentage																		12.00%
Promissory note agreement																		$ 0.3
Issued discount																		10.00%
Shares of common stock (in Shares)																		330,000
Subsequent Event [Member] | Convertible Debt [Member] | FPA Investor [Member] | Convertible 12% Promissory Notes [Member]
Subsequent Events (Details) - Part-1 [Line Items]
Convertible promissory note agreement percentage																		12.00%
Promissory note agreement																		$ 0.2
Term																		1 year
Issued discount																		10.00%
Shares of common stock (in Shares)																		166,667
Shares of common stock (in Shares)																		220,000
Initial exercise price (in Dollars per share)																		$ 2
Subsequent Event [Member] | Convertible Debt [Member] | Two FPA Investors [Member] | Convertible 12% Promissory Notes [Member]
Subsequent Events (Details) - Part-1 [Line Items]
Convertible promissory note agreement percentage														12.00%
Shares of common stock (in Shares)														416,667
Shares of common stock (in Shares)														550,000
Initial exercise price (in Dollars per share)														$ 2
Cash proceeds in excess														$ 10.0
Pay cash consideration														0.1
Subsequent Event [Member] | Convertible Debt [Member] | First Tranche [Member] | Convertible Secured Promissory Note [Member]
Subsequent Events (Details) - Part-1 [Line Items]
Promissory note agreement																	1.0
Subsequent Event [Member] | Convertible Debt [Member] | First Tranche [Member] | Two FPA Investors [Member] | Convertible 12% Promissory Notes [Member]
Subsequent Events (Details) - Part-1 [Line Items]
Cash proceeds in excess														5.0
Subsequent Event [Member] | Convertible Debt [Member] | Second Tranche [Member] | Convertible Secured Promissory Note [Member]
Subsequent Events (Details) - Part-1 [Line Items]
Promissory note agreement																	4.0
Subsequent Event [Member] | Convertible Debt [Member] | Second Tranche [Member] | Two FPA Investors [Member] | Convertible 12% Promissory Notes [Member]
Subsequent Events (Details) - Part-1 [Line Items]
Cash proceeds in excess														$ 5.0
Subsequent Event [Member] | Convertible Debt [Member] | Related Party [Member] | Convertible 12% Promissory Notes [Member]
Subsequent Events (Details) - Part-1 [Line Items]
Promissory note agreement										$ 0.4
Term										1 year
Issued discount										10.00%
Shares of common stock (in Shares)										333,333
Shares of common stock (in Shares)										440,000
Initial exercise price (in Dollars per share)										$ 2
Subsequent Event [Member] | Convertible Debt [Member] | Related Party [Member] | Convertible Secured Promissory Note [Member]
Subsequent Events (Details) - Part-1 [Line Items]
Convertible promissory note agreement percentage										12.00%
Subsequent Event [Member] | Convertible Debt [Member] | First Issuance [Member] | Convertible 12% Promissory Notes [Member]
Subsequent Events (Details) - Part-1 [Line Items]
Convertible promissory note agreement percentage												12.00%
Promissory note agreement												$ 0.2
Term												1 year
Issued discount												10.00%
Shares of common stock (in Shares)												166,667
Shares of common stock (in Shares)												220,000
Initial exercise price (in Dollars per share)												$ 2
Subsequent Event [Member] | Convertible Debt [Member] | Second Issuance [Member] | Convertible 12% Promissory Notes [Member]
Subsequent Events (Details) - Part-1 [Line Items]
Convertible promissory note agreement percentage												12.00%
Promissory note agreement												$ 0.1
Term												1 year
Shares of common stock (in Shares)												101,461
Shares of common stock (in Shares)												133,929
Initial exercise price (in Dollars per share)												$ 2
Discount												$ 0.1
Subsequent Event [Member] | Line of Credit [Member] | Revolving Credit Facility [Member] | Commercial Bank Credit Facility [Member]
Subsequent Events (Details) - Part-1 [Line Items]
Promissory note aggregate payment																												$ 0.1
Revolving line of credit																	$ 5.0
Forecast [Member]
Subsequent Events (Details) - Part-1 [Line Items]
Debt Instrument, Repaid, Principal																			$ 0.1
Forecast [Member] | Convertible Debt [Member]
Subsequent Events (Details) - Part-1 [Line Items]
Convertible promissory note agreement percentage	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%				10.00%		12.00%	12.00%	12.00%														12.00%						12.00%
Promissory note agreement	$ 0.1	$ 0.2	$ 0.1	$ 0.1	$ 0.1	$ 0.1						$ 0.2	$ 0.2															$ 0.2					$ 1.8
Term							12 years	12 years				1 year
Issued discount	10.00%	10.00%	10.00%	10.00%	23.20%	10.00%						10.00%
Shares of common stock (in Shares)	83,333	166,667	83,333	83,333	83,333	33,333	16,667	83,334
Initial exercise price (in Dollars per share)	$ 2	$ 2	$ 2	$ 2	$ 2	$ 2	$ 2	$ 2
Discount									$ 0.1				$ 0.1															$ 0.1
Debt Instrument, Repaid, Principal														$ 5.0	$ 0.1	$ 0.5					$ 0.3
Warrants issued (in Shares)	110,000	220,000	110,000	110,000	110,000	44,000	22,000	110,000
Forecast [Member] | Convertible Debt [Member] | Convertible 12% Promissory Notes [Member]
Subsequent Events (Details) - Part-1 [Line Items]
Convertible promissory note agreement percentage										12.00%		12.00%
Promissory note agreement												$ 0.1
Term	30 years	30 months	1 year	1 year	1 year	1 year				1 year		1 year	1 year
Discount												$ 0.1
Forward Purchase Agreement [Member]
Subsequent Events (Details) - Part-1 [Line Items]
Discount of VWAP measurement																																10.00%
Forward Purchase Agreement [Member] | Subsequent Event [Member]
Subsequent Events (Details) - Part-1 [Line Items]
Discount of VWAP measurement																									10.00%
Number of shares re-designated (in Shares)																						200,000